(8) Stock Option and Stock Incentive Plans: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $0.30 to $0.75	Dec. 31, 2012 $0.75 to $0.90	Dec. 31, 2012 $0.91 to $1.84	Dec. 31, 2012 $1.85 to $2.00	Dec. 31, 2012 $2.00 to $2.15	Dec. 31, 2012 $0.30 to $2.15
Options, Outstanding	5,725,031	5,367,053	5,218,909	1,072,500	1,590,831	2,795,700	236,000	30,000	5,725,031
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term				4 years 11 months 26 days	5 years 14 days	6 years 6 months 7 days	2 years 4 months 2 days	5 years 8 months 1 day	5 years 7 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price				$ 0.57	$ 0.81	$ 1.22	$ 1.99	$ 2.15	$ 1.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options				1,066,500	1,235,387	1,881,144	236,000	30,000	4,449,031
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price				$ 0.57	$ 0.82	$ 1.27	$ 1.99	$ 2.15	$ 1.02